INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Amortization (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortization for Intangible Assets
2017	¥ 15,793
2018	14,687
2019	14,259
2020	13,898
2021	13,213
Thereafter	50,246
Amortization for Intangible Assets, Total	122,096
Amortization for Unfavorable Lease
2017	(130)
2018	(130)
2019	(130)
2020	(130)
2021	(130)
Thereafter	(172)
Amortization for Unfavorable Lease, Total	(822)	¥ (1,031)
Net Amortization
2017	15,663
2018	14,557
2019	14,129
2020	13,768
2021	13,083
Thereafter	50,074
Net Amortization, Total	¥ 121,274